Annual Fund Operating Expenses	Sep. 30, 2025
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.17%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Eaton Vance Fixed-Income ETFs_Pro_January 2026_485B | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.30%	[4]
Fee Waiver or Reimbursement	0.19%	[4]
Net Expenses (as a percentage of Assets)	0.11%	[4]
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[5]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Morgan Stanley Eaton Vance Short Duration Municipal Income ETF | Eaton Vance Short Duration Municipal Income ETF | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[6]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%
Morgan Stanley Eaton Vance Short Duration Income ETF | Eaton Vance Short Duration Income ETF | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[7]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.24%
Morgan Stanley Eaton Vance Total Return Bond ETF | Eaton Vance Total Return Bond ETF | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[8]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 7, 2025
Eaton Vance Income Opportunities ETF_January 2026_485B | Eaton Vance Income Opportunities ETF | Eaton Vance Strategic Income Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[9]
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	0.05%	[11]
Net Expenses (as a percentage of Assets)	0.50%	[11]
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance CLO Investment Grade Income ETF | Eaton Vance CLO Investment Grade Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[12]
Other Expenses (as a percentage of Assets):	0.00%	[13]
Expenses (as a percentage of Assets)	0.20%
Morgan Stanley Eaton Vance Active Fixed-Income ETF | Eaton Vance High Income Municipal ETF | Eaton Vance High Yield Municipal Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[14]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.40%
Morgan Stanley ETF Trust | Eaton Vance Mortgage Opportunities ETF | Eaton Vance Mortgage Opportunities ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[15]
Other Expenses (as a percentage of Assets):	0.00%	[16]
Expenses (as a percentage of Assets)	0.45%
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[17]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%	[18]
Fee Waiver or Reimbursement	0.19%	[18]
Net Expenses (as a percentage of Assets)	0.10%	[18]
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[19]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Parametric Hedged Equity ETF_Pro_January 2026_485B | Parametric Hedged Equity ETF | Parametric Hedged Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[20]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.29%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert International Responsible Index ETF | Calvert International Responsible Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%	[21]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.18%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Core Responsible Index ETF | Calvert US Large-Cap Core Responsible Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[22]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Calvert US Large-Cap Diversity Equity and Inclusion Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%	[23]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.14%
Morgan Stanley ETF Trust - Passive Funds Prospectus | Calvert US Mid-Cap Core Responsible Index ETF | Calvert US Mid-Cap Core Responsible Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[24]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Calvert_Ultra-Short Investment Grade_Pro_January 2026_485B | Calvert Ultra-Short Investment Grade ETF | Calvert Ultra-Short Investment Grade ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[25]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.24%

[1]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[2]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[3]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[4]
2	The Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business, will not exceed 0.10%. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.

[5]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[6]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[7]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[8]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[9]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[10]
2	Other Expenses have been estimated for the current fiscal year.

[11]
3	The Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business, will not exceed 0.50%. As of close of business on November 7, 2025, Morgan Stanley Income Opportunities Fund (formerly, Morgan Stanley Global Fixed Income Opportunities Fund) (“Predecessor Fund”), which operated as a mutual fund, was reorganized into the Fund (“Reorganization”). The fee waiver will continue for two years from the date of the Reorganization or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is not expected that the fee waiver will be extended.

[12]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[13]
2	Other Expenses have been estimated for the current fiscal year.

[14]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[15]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[16]
2	Other Expenses have been estimated for the current fiscal year.

[17]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[18]
2	The Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business, will not exceed 0.10%. The fee waiver will continue until February 1, 2027 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on December 5, 2025.

[19]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[20]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[21]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[22]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[23]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[24]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.

[25]
1	The Fund’s management agreement provides that the Fund’s “Adviser,” Morgan Stanley Investment Management Inc., will pay substantially all expenses of the Fund (including expenses of Morgan Stanley ETF Trust (the “Trust”) relating to the Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business.